Summary of Significant Accounting Policies (Details) - Schedule of exchange rate conversion - ؋ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Naira [Member]
Summary of Significant Accounting Policies (Details) - Schedule of exchange rate conversion [Line Items]
Exchange rate currency	؋ 460.35	؋ 448.55	؋ 448.55	؋ 412.49
RMB [Member]
Summary of Significant Accounting Policies (Details) - Schedule of exchange rate conversion [Line Items]
Exchange rate currency	؋ 6.8676	؋ 6.8972	؋ 6.8972	؋ 6.3726